PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 38,830,586	$ 5,319,768	¥ 38,595,751
Less: accumulated depreciation	(17,028,247)	(2,332,860)	(15,515,349)
Less: accumulated impairment	(942,462)	(129,117)	(942,462)
Property and equipment, net	20,859,877	2,857,791	22,137,940
Construction in progress	1,144,095	156,740	219,132
Motor vehicles
PROPERTY AND EQUIPMENT, NET.
Total cost	3,607,582	494,237	3,699,101
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET.
Total cost	1,432,377	196,235	1,405,076
Production equipment
PROPERTY AND EQUIPMENT, NET.
Total cost	31,530,627	4,319,678	31,231,574
Leasehold improvement
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 2,260,000	$ 309,618	¥ 2,260,000